Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Balance Sheet Discontinued Operation

An analysis of the financial results of the discontinued operation is as follows:

	For the Year Ended	For the Year Ended
Assets	December 31, 2024	December 31, 2023
Current assets
Cash	$-	$2,150
Accounts receivable, net	-	-
Inventory	-	-
Prepaid expenses and other current assets	-	-
Total Current assets	-	2,150

Intangible assets	-	-
Goodwill	-	-
Deposits and other assets	-	-
Total Assets	$-	$2,150

Liabilities and Stockholders’ Deficit
Current Liabilities
Accounts payable and accrued liabilities	$-	-
Note payable, net of debt discount and issuance costs	-	-
Deferred revenue	-	-
Total Current Liabilities	-	-

Investment from Parent	-	-
Total Liabilities	-	-

Stockholders’ Equity (Deficit)
Accumulated deficit	-	2,150
Accumulated other comprehensive income	-	-
Total Creatd, Inc. Stockholders’ Equity (Deficit)	-	2,150
Non-controlling interest in consolidated subsidiaries	-	-

Total Liabilities and Stockholders’ Equity (Deficit)	$-	$2,150

Schedule of Statement of Operation Discontinued Operation

Discontinued Operations Consolidated Statements of Operations

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023

Net revenue	$-	$662,987
Cost of revenue	-	884,565
Gross loss	-	(221,578)
Operating expenses
Compensation	-	265,969
Marketing	-	291,173
Impairment of goodwill	-	46,460
Impairment of intangible assets	-	109,622
General and administrative	-	175,822
Total operating expenses	-	889,046
Loss from operations	-	(1,110,624)
Other income (expenses)
Other income	-	-
Interest expense	-	(7,830)
Accretion of debt discount and issuance cost	-	-
Settlement of vendor liabilities	-	183,908
Other income (expenses), net	-	176,078
Loss before income tax provision	-	(934,546)
Income tax provision	-	-
Net Loss	-	(934,546)
Non-controlling interest in net loss	-	-
Net Loss attributable to Creatd, Inc.	$-	$(934,546)